United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  09/30/2011

Date of Reporting Period:  Six months ended 03/31/2011

Item 1.                      Reports to Stockholders

Federated Clover Small Value Fund

(Successor to the Touchstone Diversified Small Cap Value Fund Established 1996)

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2011

Class A Shares
Class C Shares
Class R Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended September 30,			Period Ended 9/30/2007 [1,3,4]
		2010	2009 [1,2]	2008 [1,3]
Net Asset Value, Beginning of Period	$18.18	$16.07	$17.97	$27.81	$38.31
Income From Investment Operations:
Net investment income	0.02 [5]	0.05 [5]	0.10 [5]	0.05	0.03
Net realized and unrealized gain (loss) on investments	4.04	2.21	(1.07)	(2.30)	0.54
TOTAL FROM INVESTMENT OPERATIONS	4.06	2.26	(0.97)	(2.25)	0.57
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.12)	(0.11)	—
Distributions from net realized gain on investments	—	(0.14)	(0.81)	(7.48)	(11.07)
TOTAL DISTRIBUTIONS	(0.01)	(0.15)	(0.93)	(7.59)	(11.07)
Net Asset Value, End of Period	$22.23	$18.18	$16.07	$17.97	$27.81
Total Return [6]	22.35%	14.16%	(3.41)%	(8.85)%	1.68%
Ratios to Average Net Assets:
Net expenses	1.26% [7,8]	1.31%	1.45%	1.45%	1.28% [8]
Net investment income	0.16% [8]	0.30%	1.12%	0.67%	0.23% [8]
Expense waiver/reimbursement [9]	0.31% [8]	0.39%	0.11%	4.42%	0.53% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$153,002	$106,030	$102,599	$625	$205
Portfolio turnover	38%	72%	68%	67%	79%

1	Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated Clover Small Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.42; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share numbers have been calculated using the average shares method.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.26% for the six months ended March 31, 2011, after taking into account this expense reduction.
8	Computed on an annualized basis.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended September 30,			Period Ended 9/30/2007 [1,3,4]
		2010	2009 [1,2]	2008 [1,3]
Net Asset Value, Beginning of Period	$17.99	$16.02	$17.88	$27.90	$38.60
Income From Investment Operations:
Net investment income (loss)	(0.06) [5]	(0.08) [5]	0.01 [5]	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	4.01	2.19	(1.01)	(2.44)	0.43
TOTAL FROM INVESTMENT OPERATIONS	3.95	2.11	(1.00)	(2.45)	0.37
Less Distributions:
Distributions from net investment income	—	—	(0.05)	(0.09)	—
Distributions from net realized gain on investments	—	(0.14)	(0.81)	(7.48)	(11.07)
TOTAL DISTRIBUTIONS	—	(0.14)	(0.86)	(7.57)	(11.07)
Net Asset Value, End of Period	$21.94	$17.99	$16.02	$17.88	$27.90
Total Return [6]	21.96%	13.28%	(3.64)%	(9.56)%	1.26%
Ratios to Average Net Assets:
Net expenses	2.01% [7,8]	2.06%	2.20%	2.20%	1.86% [8]
Net investment income (loss)	(0.62)% [8]	(0.44)%	0.08%	(0.09)%	(0.38)% [8]
Expense waiver/reimbursement [9]	0.31% [8]	0.39%	0.93%	2.19%	—
Supplemental Data:
Net assets, end of period (000 omitted)	$13,291	$7,075	$5,071	$619	$79
Portfolio turnover	38%	72%	68%	67%	79%

1	Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated Clover Small Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.42; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share numbers have been calculated using the average shares method.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 2.01% for the six months ended March 31, 2011, after taking into account this expense reduction.
8	Computed on an annualized basis.
9	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class R Shares

(For a Share Outstanding Throughout the Period)

Period Ended 3/31/2011 [1]
Net Asset Value, Beginning of Period	$19.19
Income From Investment Operations:
Net investment income (loss)	(0.01) [2]
Net realized and unrealized gain on investments	3.06
TOTAL FROM INVESTMENT OPERATIONS	3.05
Less Distributions:
Distributions from net investment income	(0.01)
Net Asset Value, End of Period	$22.23
Total Return [3]	15.91%
Ratios to Average Net Assets:
Net expenses	1.49% [4,5]
Net investment income (loss)	(0.19)% [5]
Expense waiver/reimbursement [6]	0.53% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0 [7]
Portfolio turnover	38% [8]
1	Reflects operations for the period from December 1, 2010 (date of initial investment) to March 31, 2011.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.49% for the period ended March 31, 2011, after taking into account this expense reduction.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than $1,000.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six-month period ended March 31, 2011.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended 9/30/2010	Period Ended 9/30/2009 [1]
Net Asset Value, Beginning of Period	$18.23	$16.09	$15.42
Income From Investment Operations:
Net investment income	0.04 [2]	0.10 [2]	0.01 [2]
Net realized and unrealized gain on investments	4.06	2.20	0.66
TOTAL FROM INVESTMENT OPERATIONS	4.10	2.30	0.67
Less Distributions:
Distributions from net investment income	(0.05)	(0.02)	—
Distributions from net realized gain on investments	—	(0.14)	—
TOTAL DISTRIBUTIONS	(0.05)	(0.16)	—
Net Asset Value, End of Period	$22.28	$18.23	$16.09
Total Return [3]	22.52%	14.43%	4.35%
Ratios to Average Net Assets:
Net expenses	1.01% [4,5]	1.06%	1.19% [5]
Net investment income	0.40% [5]	0.60%	0.70% [5]
Expense waiver/reimbursement [6]	0.28% [5]	0.41%	0.25% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$81,295	$52,136	$9,161
Portfolio turnover	38%	72%	68% [7]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.01% for the six months ended March 31, 2011, after taking into account this expense reduction.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 1 to March 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,223.50	$6.98
Class C Shares	$1,000	$1,219.60	$11.12
Class R Shares	$1,000	$1,159.10	$5.33
Institutional Shares	$1,000	$1,225.20	$5.60
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.34
Class C Shares	$1,000	$1,014.91	$10.10
Class R Shares	$1,000	$1,017.50	$7.49
Institutional Shares	$1,000	$1,019.90	$5.09
1	“Actual” expense information for the Class R Shares is for the period from December 1, 2010 (date of initial investment) to March 31, 2011. Actual expenses are equal to the Fund's annualized net expense ratio for Class R Shares multiplied by 121/365 (to reflect the period from initial investment to March 31, 2011). “Hypothetical” expense information for Class A Shares, Class C Shares, Class R Shares and Institutional Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.26%
Class C Shares	2.01%
Class R Shares	1.49%
Institutional Shares	1.01%
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Portfolio of Investments Summary Table (unaudited)

At March 31, 2011, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	30.4%
Industrials	14.0%
Consumer Discretionary	10.9%
Energy	10.9%
Information Technology	8.5%
Materials	8.1%
Utilities	6.4%
Health Care	4.0%
Consumer Staples	2.0%
Cash Equivalents [2]	4.8%
Other Assets and Liabilities — Net [3,4]	(0.0)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
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Portfolio of Investments

March 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 95.2%
		Consumer Discretionary – 10.9%
93,680	[1]	Asbury Automotive Group, Inc.	1,732,143
130,025		bebe stores, Inc.	760,646
91,492	[1]	Build-A-Bear Workshop, Inc.	553,527
125,710		Cooper Tire & Rubber Co.	3,237,032
23,875		Dillards, Inc., Class A	957,865
84,650		Finish Line, Inc., Class A	1,680,302
236,525		Hot Topic, Inc.	1,348,193
57,575	[1]	JAKKS Pacific, Inc.	1,114,076
119,500	[1]	K-Swiss, Inc., Class A	1,346,765
108,350	[1]	La-Z Boy Chair Co.	1,034,743
62,450		Rent-A-Center, Inc.	2,180,129
93,760		Service Corp. International	1,036,986
62,650	[1]	Skechers USA, Inc., Class A	1,286,831
124,850		Spartan Motors, Inc.	856,471
228,750	[1]	Summit Hotel Properties, Inc.	2,273,775
37,760	[1]	Tenneco Automotive, Inc.	1,602,912
35,275	[1]	Timberland Co., Class A	1,456,505
55,800	[1]	Volcom, Inc.	1,033,974
324,670	[1]	Wet Seal, Inc., Class A	1,389,588
		TOTAL	26,882,463
		Consumer Staples – 2.0%
231,850	[1]	Alliance One International, Inc.	932,037
39,745		Spartan Stores, Inc.	587,829
112,075	[1]	The Pantry, Inc.	1,662,072
33,305	[1]	TreeHouse Foods, Inc.	1,894,055
		TOTAL	5,075,993
		Energy – 10.9%
55,600	[1]	Cloud Peak Energy, Inc.	1,200,404
21,225	[1]	Dawson Geophysical Co.	931,353
25,650	[1]	Dresser-Rand Group, Inc.	1,375,353
59,625	[1]	Energy XXI (Bermuda) Ltd.	2,033,212
46,025	[1]	Forest Oil Corp.	1,741,126
49,750		Frontier Oil Corp.	1,458,670
30,750	[1]	GeoResources, Inc.	961,553
173,950	[1]	Global Industries Ltd.	1,702,971
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Shares			Value
70,950		Gulf Island Fabrication, Inc.	2,282,461
18,625	[1]	Gulfmark Offshore, Inc.	828,999
24,575		Lufkin Industries, Inc.	2,297,025
41,450	[1]	Petroleum Development Corp.	1,990,015
43,925	[1]	Rosetta Resources, Inc.	2,088,194
172,800	[1]	Sandridge Energy, Inc.	2,211,840
56,850		Southern Union Co.	1,627,047
98,325	[1]	Tesco Corp.	2,158,234
		TOTAL	26,888,457
		Financials – 30.4%
89,250		Alterra Capital Holdings Ltd.	1,993,845
55,765		American Campus Communities, Inc.	1,840,245
114,500	[1]	American Capital Ltd.	1,133,550
69,525		Apollo Investment Corp.	838,472
48,583		Argo Group International Holdings Ltd.	1,605,182
183,000	[1]	CNO Financial Group, Inc.	1,374,330
18,000		Cash America International, Inc.	828,900
38,525		City Holding Co.	1,362,244
26,430		Columbia Banking Systems, Inc.	506,663
47,675		Delphi Financial Group, Inc., Class A	1,464,099
163,725		DiamondRock Hospitality Co.	1,828,808
78,145		Dime Community Bancorp, Inc.	1,153,420
85,695	[1]	E*Trade Group, Inc.	1,339,413
65,300		East West Bancorp, Inc.	1,433,988
90,875		Employers Holdings, Inc.	1,877,477
173,570		FNB Corp. (PA)	1,829,428
112,275		First Niagara Financial Group, Inc.	1,524,695
117,775		First Potomac Realty Trust	1,854,956
101,869		FirstMerit Corp.	1,737,885
129,190		Flushing Financial Corp.	1,924,931
306,800		Hersha Hospitality Trust	1,822,392
26,465		Highwoods Properties, Inc.	926,540
20,630		Iberiabank Corp.	1,240,482
62,755		Independent Bank Corp.- Massachusetts	1,695,013
167,175	[1]	Knight Capital Group, Inc., Class A	2,240,145
65,020		LTC Properties, Inc.	1,842,667
24,375		Lazard Ltd., Class A	1,013,513
177,175		Lexington Realty Trust	1,656,586
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Shares			Value
173,835		MFA Mortgage Investments, Inc.	1,425,447
88,905	[1]	MGIC Investment Corp.	790,365
231,120		Maiden Holdings Ltd.	1,731,089
271,460		National Penn Bancshares, Inc.	2,101,100
73,925		National Retail Properties, Inc.	1,931,660
153,575		Old National Bancorp	1,646,324
70,525	[1]	PHH Corp.	1,535,329
41,750	[1]	Piper Jaffray Cos., Inc.	1,729,703
34,535		Platinum Underwriters Holdings Ltd.	1,315,438
33,025	[1]	ProAssurance Corp.	2,092,794
32,675		Prosperity Bancshares, Inc.	1,397,510
80,325		Provident Financial Services, Inc.	1,188,810
71,750		Radian Group, Inc.	488,618
15,225	[1]	SVB Financial Group	866,759
82,975		Starwood Property Trust, Inc.	1,850,343
92,250		Sterling Bancshares, Inc.	794,273
57,610		Sun Communities, Inc.	2,053,796
107,375	[1]	Sunstone Hotel Investors, Inc.	1,094,151
125,250		Susquehanna Bankshares, Inc.	1,171,088
69,705		Trustmark Corp.	1,632,491
65,550		Umpqua Holdings Corp.	749,892
98,420		Washington Federal, Inc.	1,706,603
61,675		Webster Financial Corp. Waterbury	1,321,695
22,075		Wintrust Financial Corp.	811,256
		TOTAL	75,316,403
		Health Care – 4.0%
17,100	[1]	Amerigroup Corp.	1,098,675
12,250	[1]	Covance, Inc.	670,320
39,875	[1]	Coventry Health Care, Inc.	1,271,614
54,525	[1]	ICON PLC, ADR	1,177,195
183,550	[1]	Inspire Pharmaceuticals, Inc.	726,858
25,680	[1]	Magellan Health Services, Inc.	1,260,374
48,325	[1]	Merit Medical Systems, Inc.	948,137
25,380	[1]	Par Pharmaceutical Cos., Inc.	788,810
51,615	[1]	ViroPharma, Inc.	1,027,138
57,100	[1]	Wright Medical Group, Inc.	971,271
		TOTAL	9,940,392
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Shares			Value
		Industrials – 14.0%
186,000	[1]	Air Transport Services Group, Inc.	1,571,700
37,530		Ampco-Pittsburgh Corp.	1,035,077
75,045		Barnes Group, Inc.	1,566,940
60,080	[1]	Ceradyne, Inc.	2,708,406
34,160		Curtiss Wright Corp.	1,200,382
65,460		Deluxe Corp.	1,737,308
223,075	[1]	Eagle Bulk Shipping, Inc.	829,839
37,635	[1]	EnPro Industries, Inc.	1,366,903
15,410	[1]	Esterline Technologies Corp.	1,089,795
21,750	[1]	Exponent, Inc.	970,268
49,350		Freightcar America, Inc.	1,604,368
53,000	[1]	GrafTech International Ltd.	1,093,390
51,900	[1]	Hub Group, Inc.	1,878,261
57,850	[1]	Interline Brands, Inc.	1,180,140
150,850	[1]	Jet Blue Airways Corp.	945,830
72,075		Knight Transportation, Inc.	1,387,444
171,050	[1]	Kratos Defense & Security Solutions	2,435,752
119,280	[1]	Pike Electric Corp.	1,135,546
81,875	[1]	RailAmerica, Inc.	1,395,150
44,390	[1]	School Specialty, Inc.	634,777
140,575		Seaspan Corp.	2,734,184
23,325	[1]	Thomas & Betts Corp.	1,387,138
65,875		Tredegar Industries, Inc.	1,421,582
15,840		Triumph Group, Inc.	1,401,048
		TOTAL	34,711,228
		Information Technology – 8.5%
19,300	[1]	Anixter International, Inc.	1,348,877
45,940		Black Box Corp.	1,614,791
40,610	[1]	CSG Systems International, Inc.	809,763
62,220		CTS Corp.	671,976
54,386	[1]	Finisar Corp.	1,337,896
95,870	[1]	Insight Enterprises, Inc.	1,632,666
47,760	[1]	j2 Global Communications, Inc.	1,409,398
25,250		MTS Systems Corp.	1,150,137
34,125	[1]	Multi-Fineline Electronix, Inc.	963,008
42,785	[1]	NICE-Systems Ltd., ADR	1,580,478
65,600	[1]	Oclaro, Inc.	755,056
152,175		Pulse Electronics Corp.	920,659
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Shares			Value
85,525	[1]	SRA International, Inc.	2,425,489
108,960	[1]	Symmetricom, Inc.	667,925
90,150	[1]	Take-Two Interactive Software, Inc.	1,385,605
20,695	[1]	Verifone Systems, Inc.	1,137,190
29,550	[1]	ViaSat, Inc.	1,177,272
		TOTAL	20,988,186
		Materials – 8.1%
95,025	[1]	Calgon Carbon Corp.	1,508,997
88,225	[1]	Ferro Corp.	1,463,653
57,600	[1]	Georgia Gulf Corp.	2,131,200
65,550	[1]	Globe Specialty Metals, Inc.	1,491,918
88,275	[1]	Hecla Mining Co.	801,537
44,340		Innospec, Inc.	1,416,220
59,025	[1]	Kapstone Paper and Packaging Corp.	1,013,459
39,325		Koppers Holdings, Inc.	1,679,178
38,470	[1]	Materion Corp	1,569,576
18,725		Minerals Technologies, Inc.	1,283,037
19,409	[1]	Molycorp, Inc.	1,164,928
146,010		Myers Industries, Inc.	1,449,879
30,005	[1]	OM Group, Inc.	1,096,383
164,725	[1]	Thompson Creek Metals Co., Inc.	2,065,651
		TOTAL	20,135,616
		Utilities – 6.4%
26,865		AGL Resources, Inc.	1,070,301
85,025		El Paso Electric Co.	2,584,760
37,825		Energen Corp.	2,387,514
35,500		Idacorp, Inc.	1,352,550
39,120		MGE Energy, Inc.	1,583,969
122,200		Portland General Electric Co.	2,904,694
120,900		TECO Energy, Inc.	2,268,084
52,500		UGI Corp.	1,727,250
		TOTAL	15,879,122
		TOTAL COMMON STOCKS (IDENTIFIED COST $192,253,553)	235,817,860
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Shares			Value
		MUTUAL FUND – 4.8%
11,855,163	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	11,855,163
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $204,108,716) [4]	247,673,023
		OTHER ASSETS AND LIABILITIES - NET — (0.0)% [5]	(84,773)
		TOTAL NET ASSETS — 100%	$247,588,250
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

March 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $11,855,163 of investments in an affiliated issuer (Note 5) (identified cost $204,108,716)		$247,673,023
Cash		79,816
Income receivable		211,558
Receivable for investments sold		2,338,817
Receivable for shares sold		1,950,562
Prepaid expenses		11,988
TOTAL ASSETS		252,265,764
Liabilities:
Payable for investments purchased	$4,207,564
Payable for shares redeemed	409,023
Payable for Directors'/Trustees' fees	208
Payable for distribution services fee (Note 5)	7,945
Payable for shareholder services fee (Note 5)	52,774
TOTAL LIABILITIES		4,677,514
Net assets for 11,136,522 shares outstanding		$247,588,250
Net Assets Consist of:
Paid-in capital		$209,911,532
Net unrealized appreciation of investments		43,564,307
Accumulated net realized loss on investments		(6,271,441)
Undistributed net investment income		383,852
TOTAL NET ASSETS		$247,588,250
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($153,001,930 ÷ 6,882,050 shares outstanding), no par value, unlimited shares authorized	$22.23
Offering price per share (100/94.50 of $22.23)	$23.52
Redemption proceeds per share	$22.23
Class C Shares:
Net asset value per share ($13,291,150 ÷ 605,867 shares outstanding), no par value, unlimited shares authorized	$21.94
Offering price per share	$21.94
Redemption proceeds per share (99.00/100 of $21.94)	$21.72
Class R Shares:
Net asset value per share ($115.84 ÷ 5.211 shares outstanding), no par value, unlimited shares authorized	$22.23
Offering price per share	$22.23
Redemption proceeds per share	$22.23
Institutional Shares:
Net asset value per share ($81,295,054 ÷ 3,648,600 shares outstanding), no par value, unlimited shares authorized	$22.28
Offering price per share	$22.28
Redemption proceeds per share	$22.28

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended March 31, 2011 (unaudited)

Investment Income:
Dividends (including $10,278 received from an affiliated issuer (Note 5))		$1,442,456
Expenses:
Investment adviser fee (Note 5)	$918,064
Administrative fee (Note 5)	127,946
Custodian fees	12,057
Transfer and dividend disbursing agent fees and expenses — Class A Shares	104,316
Transfer and dividend disbursing agent fees and expenses — Class C Shares	7,935
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	45,689
Directors'/Trustees' fees	880
Auditing fees	14,392
Legal fees	2,682
Portfolio accounting fees	40,330
Distribution services fee — Class C Shares (Note 5)	36,761
Shareholder services fee — Class A Shares (Note 5)	158,282
Shareholder services fee — Class C Shares (Note 5)	12,254
Account administration fee — Class A Shares	808
Share registration costs	32,816
Printing and postage	27,564
Insurance premiums	2,236
Miscellaneous	982
TOTAL EXPENSES	1,545,994
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Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(241,185)
Waiver of administrative fee (Note 5)	(24,733)
Waiver of distribution services fee — Class C Shares (Note 5)	(100)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(28,315)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 5)	(2,205)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(6,181)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(3,533)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(306,252)
Net expenses			$1,239,742
Net investment income			202,714
Realized and Unrealized Gain on Investments:
Net realized gain on investments			11,180,723
Net change in unrealized appreciation of investments			28,932,339
Net realized and unrealized gain on investments			40,113,062
Change in net assets resulting from operations			$40,315,776

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2011	Year Ended 9/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$202,714	$434,335
Net realized gain on investments	11,180,723	6,346,111
Net change in unrealized appreciation/depreciation of investments	28,932,339	9,363,073
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	40,315,776	16,143,519
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(76,077)	(33,735)
Class R Shares	(0) [1]	—
Institutional Shares	(170,735)	(22,528)
Distributions from net realized gain on investments
Class A Shares	—	(790,862)
Class C Shares	—	(42,004)
Institutional Shares	—	(146,162)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(246,812)	(1,035,291)
Share Transactions:
Proceeds from sale of shares	68,489,921	103,114,617
Net asset value of shares issued to shareholders in payment of distributions declared	229,157	1,013,962
Cost of shares redeemed	(26,440,300)	(70,828,204)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	42,278,778	33,300,375
Change in net assets	82,347,742	48,408,603
Net Assets:
Beginning of period	165,240,508	116,831,905
End of period (including undistributed net investment income of $383,852 and $427,950, respectively)	$247,588,250	$165,240,508
1	Represents less than $1.

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

March 31, 2011 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.

Effective December 1, 2010, the Fund began offering Class R Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear account administration, distribution services, shareholder services and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Semi-Annual Shareholder Report

21

Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2011, tax years 2009 and 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2011, the Fund had no outstanding securities on loan.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,873,081	$38,668,858	2,991,044	$52,885,211
Shares issued to shareholders in payment of distributions declared	3,545	74,047	51,050	807,289
Shares redeemed	(827,708)	(16,928,046)	(3,594,710)	(62,243,784)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,048,918	$21,814,859	(552,616)	$(8,551,284)
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	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	316,487	$6,502,428	203,409	$3,613,984
Shares issued to shareholders in payment of distributions declared	—	—	2,433	38,222
Shares redeemed	(103,844)	(2,149,194)	(129,220)	(2,191,574)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	212,643	$4,353,234	76,622	$1,460,632
	Period Ended [1] 3/31/2011		Year Ended 9/30/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	5	$100	—	$ —
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	5	$100	—	$ —
	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,139,268	$23,318,535	2,654,753	$46,615,422
Shares issued to shareholders in payment of distributions declared	7,411	155,110	10,582	168,451
Shares redeemed	(357,901)	(7,363,060)	(375,006)	(6,392,846)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	788,778	$16,110,585	2,290,329	$40,391,027
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,050,344	$42,278,778	1,814,335	$33,300,375
1	Reflects operations for the period from December 1, 2010 (date of initial investment) to March 31, 2011.

4. FEDERAL TAX INFORMATION

At March 31, 2011, the cost of investments for federal tax purposes was $204,108,716. The net unrealized appreciation of investments for federal tax purposes was $43,564,307. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $46,168,967 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,604,660.

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At September 30, 2010, the Fund had a capital loss carryforward of $16,078,480 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As a result of the tax-free transfer of assets from Touchstone Diversified Small Cap Value Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2011, the Adviser voluntarily waived $235,736 of its fee. In addition, for the six months ended March 31, 2011, an affiliate of the Adviser reimbursed $36,701 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2011, the net fee paid to FAS was 0.101% of average daily net assets of the Fund. FAS waived $24,733 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2011, FSC voluntarily waived $100 of its fee. For the six months ended March 31, 2011, FSC retained $12,434 of fees paid by the Fund. For the six months ended March 31, 2011, the Fund's Class A Shares did not incur a distribution services fee however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2011, FSC retained $13,277 in sales charges from the sale of Class A Shares. FSC also retained $333 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

Effective December 1, 2010, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.01%, 1.51% and 1.01% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended March 31, 2011, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $37,716 and $0, respectively.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2011, the Adviser reimbursed $5,449. Transactions involving the affiliated holding during the six months ended March 31, 2011, were as follows:

Affiliate	Balance of Shares Held 9/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	7,291,642	63,530,283	58,966,762	11,855,163	$11,855,163	$10,278

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended March 31, 2011, the Fund's expenses were reduced by $3,533 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2011, were as follows:

Purchases	$113,517,920
Sales	$74,599,673
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8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2011, there were no outstanding loans. During the six months ended March 31, 2011, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2011, there were no outstanding loans. During the six months ended March 31, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Clover Small Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

29

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

30

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

31

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172289
Cusip 314172271
Cusip 314172172
Cusip 314172263

40449 (5/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Clover Value Fund

(Successor to the Touchstone Value Opportunities Fund Established 1991)

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2011

Class A Shares
Class B Shares
Class C Shares
Class R Shares (formerly, Class K Shares)
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended September 30,			Period Ended 9/30/2007 [1,3,4]
		2010	2009 [1,2]	2008 [1,3]
Net Asset Value, Beginning of Period	$13.00	$12.61	$14.10	$18.70	$20.44
Income From Investment Operations:
Net investment income	0.06	0.08 [5]	0.18 [5]	0.19	0.10
Net realized and unrealized gain (loss) on investments	2.31	0.39	(1.48)	(3.11)	2.04
TOTAL FROM INVESTMENT OPERATIONS	2.37	0.47	(1.30)	(2.92)	2.14
Less Distributions:
Distributions from net investment income	(0.06)	(0.08)	(0.19)	(0.18)	(0.13)
Distributions from net realized gain on investments	—	—	—	(1.50)	(3.75)
TOTAL DISTRIBUTIONS	(0.06)	(0.08)	(0.19)	(1.68)	(3.88)
Regulatory Settlement Proceeds	$0.00 [6,7]	—	—	—	—
Net Asset Value, End of Period	$15.31	$13.00	$12.61	$14.10	$18.70
Total Return [8]	18.27%	3.72%	(9.03)%	(17.01)%	11.90%
Ratios to Average Net Assets:
Net expenses	1.19% [9,10]	1.19% [9]	1.19% [9]	1.20%	1.31% [10]
Net investment income	0.81% [10]	0.63%	1.70%	1.25%	0.77% [10]
Expense waiver/reimbursement [11]	0.17% [10]	0.21%	0.19%	0.48%	0.00% [10,12]
Supplemental Data:
Net assets, end of period (000 omitted)	$645,303	$575,762	$707,934	$8,231	$472
Portfolio turnover	51%	76%	73%	96%	62%

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1

1	Touchstone Value Opportunities Fund (the “Predecessor Fund”) was reorganized into Federated Clover Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.05; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets of each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share numbers have been calculated using the average shares method.
6	Represents less than $0.01.
7	During the six months ended March 31, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had no impact on the total return.
8	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
9	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.19%, 1.19% and 1.19% for the six months ended March 31, 2011 and for the years ended September 30, 2010 and 2009, respectively, after taking into account these expense reductions.
10	Computed on an annualized basis.
11	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
12	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended 9/30/2010	Period Ended 9/30/2009 [1]
Net Asset Value, Beginning of Period	$12.96	$12.59	$12.26
Income From Investment Operations:
Net investment income (loss)	0.00 [2]	(0.01) [3]	(0.00) [2,3]
Net realized and unrealized gain on investments	2.30	0.38	0.33
TOTAL FROM INVESTMENT OPERATIONS	2.30	0.37	0.33
Less Distributions:
Distributions from net investment income	(0.01)	(0.00) [2]	—
Regulatory Settlement Proceeds	$0.01 [4]	—	—
Net Asset Value, End of Period	$15.26	$12.96	$12.59
Total Return [5]	17.87% [4]	2.96%	2.69%
Ratios to Average Net Assets:
Net expenses	1.92% [6,7]	1.92% [6]	1.92% [6,7]
Net investment income (loss)	0.08% [7]	(0.11)%	(0.23)% [7]
Expense waiver/reimbursement [8]	0.32% [7]	0.36%	0.69% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$58,255	$57,625	$79,164
Portfolio turnover	51%	76%	73% [9]

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1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Represents less than $0.01.
3	Per share numbers have been calculated using the average shares method.
4	During the six months ended March 31, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92% and 1.92% for the six months ended March 31, 2011, for the year ended September 30, 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended September 30,			Period Ended 9/30/2007 [1,3,4]
		2010	2009 [1,2]	2008 [1,3]
Net Asset Value, Beginning of Period	$12.98	$12.61	$14.10	$18.71	$20.49
Income From Investment Operations:
Net investment income (loss)	0.01	(0.01) [5]	0.09 [5]	0.12	0.05
Net realized and unrealized gain (loss) on investments	2.31	0.38	(1.47)	(3.17)	2.02
TOTAL FROM INVESTMENT OPERATIONS	2.32	0.37	(1.38)	(3.05)	2.07
Less Distributions:
Distributions from net investment income	(0.02)	(0.00) [6]	(0.11)	(0.06)	(0.10)
Distributions from net realized gain on investments	—	—	—	(1.50)	(3.75)
TOTAL DISTRIBUTIONS	(0.02)	(0.00) [6]	(0.11)	(1.56)	(3.85)
Regulatory Settlement Proceeds	$0.00 [6,7]	—	—	—	—
Net Asset Value, End of Period	$15.28	$12.98	$12.61	$14.10	$18.71
Total Return [8]	17.84%	2.95%	(9.67)%	(17.62)%	11.52%
Ratios to Average Net Assets:
Net expenses	1.92% [9,10]	1.92% [9]	1.94% [9]	1.95%	1.86% [10]
Net investment income (loss)	0.08% [10]	(0.11)%	0.84%	0.55%	0.20% [10]
Expense waiver/reimbursement [11]	0.23% [10]	0.26%	0.67%	0.61%	0.00% [10,12]
Supplemental Data:
Net assets, end of period (000 omitted)	$44,206	$38,708	$39,007	$3,865	$423
Portfolio turnover	51%	76%	73%	96%	62%

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1	Touchstone Value Opportunities Fund (the “Predecessor Fund”) was reorganized into Federated Clover Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.05; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets of each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share numbers have been calculated using the average shares method.
6	Represents less than $0.01.
7	During the six months ended March 31, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had no impact on the total return.
8	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
9	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92% and 1.94% for the six months ended March 31, 2011 and for the years ended September 30, 2010 and 2009, respectively, after taking into account these expense reductions.
10	Computed on an annualized basis.
11	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
12	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class R Shares
(formerly, Class K Shares)

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended 9/30/2010	Period Ended 9/30/2009 [1]
Net Asset Value, Beginning of Period	$13.01	$12.62	$12.29
Income From Investment Operations:
Net investment income	0.04	0.02 [2]	0.00 [2,3]
Net realized and unrealized gain on investments	2.31	0.39	0.33
TOTAL FROM INVESTMENT OPERATIONS	2.35	0.41	0.33
Less Distributions:
Distributions from net investment income	(0.04)	(0.02)	—
Regulatory Settlement Proceeds	$0.00 [3,4]	—	—
Net Asset Value, End of Period	$15.32	$13.01	$12.62
Total Return [5]	18.10%	3.22%	2.69%
Ratios to Average Net Assets:
Net expenses	1.50% [6,7]	1.67% [6]	1.67% [6,7]
Net investment income	0.50% [7]	0.14%	0.04% [7]
Expense waiver/reimbursement [8]	0.27% [7]	0.13%	0.55% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,161	$14,733	$12,462
Portfolio turnover	51%	76%	73% [9]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the six months ended March 31, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had no impact on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.50%, 1.67% and 1.67% for the six months ended March 31, 2011,for the year ended September 30, 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended 9/30/2010	Period Ended 9/30/2009 [1]
Net Asset Value, Beginning of Period	$13.02	$12.63	$12.29
Income From Investment Operations:
Net investment income	0.07	0.11 [2]	0.01 [2]
Net realized and unrealized gain on investments	2.32	0.39	0.33
TOTAL FROM INVESTMENT OPERATIONS	2.39	0.50	0.34
Less Distributions:
Distributions from net investment income	(0.08)	(0.11)	—
Regulatory Settlement Proceeds	$0.00 [3,4]	—	—
Net Asset Value, End of Period	$15.33	$13.02	$12.63
Total Return [5]	18.39%	4.00%	2.77%
Ratios to Average Net Assets:
Net expenses	0.94% [6,7]	0.94% [6]	0.94% [6,7]
Net investment income	1.07% [7]	0.87%	0.54% [7]
Expense waiver/reimbursement [8]	0.10% [7]	0.13%	0.44% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$202,462	$143,281	$12,033
Portfolio turnover	51%	76%	73% [9]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the six months ended March 31, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had no impact on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.93%, 0.93% and 0.94% for the six months ended March 31, 2011, for the year ended September 30, 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

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8

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,182.70	$6.48
Class B Shares	$1,000	$1,178.70	$10.43
Class C Shares	$1,000	$1,178.40	$10.43
Class R Shares	$1,000	$1,181.00	$8.16
Institutional Shares	$1,000	$1,183.90	$5.12
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.00	$5.99
Class B Shares	$1,000	$1,015.36	$9.65
Class C Shares	$1,000	$1,015.36	$9.65
Class R Shares	$1,000	$1,017.45	$7.54
Institutional Shares	$1,000	$1,020.24	$4.73
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.19%
Class B Shares	1.92%
Class C Shares	1.92%
Class R Shares	1.50%
Institutional Shares	0.94%
Semi-Annual Shareholder Report
10

Portfolio of Investments Summary Table (unaudited)

At March 31, 2011, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	22.2%
Energy	14.3%
Consumer Staples	11.5%
Health Care	10.6%
Industrials	10.0%
Consumer Discretionary	9.3%
Information Technology	6.5%
Utilities	5.3%
Materials	4.9%
Telecommunication Services	4.7%
Cash Equivalents [2]	1.2%
Other Assets and Liabilities — Net [3]	(0.5)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
11

Portfolio of Investments

March 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 99.3%
		Consumer Discretionary – 9.3%
356,767	[1]	DIRECTV Group, Inc., Class A	16,696,696
1,039,500	[1]	Liberty Media Holding Corp. Interactive	16,673,580
310,050	[1]	Liberty Media Holding Corp.	22,841,383
937,018		Time Warner, Inc.	33,451,543
		TOTAL	89,663,202
		Consumer Staples – 11.5%
725,600		CVS Caremark Corp.	24,902,592
210,150	[1]	Energizer Holdings, Inc.	14,954,274
352,115		H.J. Heinz Co.	17,190,254
897,600		Kraft Foods, Inc., Class A	28,148,736
145,302		Lorillard, Inc.	13,805,143
307,830		Walgreen Co.	12,356,296
		TOTAL	111,357,295
		Energy – 14.3%
248,420		Chevron Corp.	26,687,761
282,900		ConocoPhillips	22,592,394
1,960,750		El Paso Corp.	35,293,500
328,500	[1]	Forest Oil Corp.	12,427,155
329,950		National-Oilwell, Inc.	26,155,136
202,550	[1]	Newfield Exploration Co.	15,395,826
		TOTAL	138,551,772
		Financials – 22.2%
273,300		Aflac, Inc.	14,424,774
383,617	[1]	CIT Group, Inc.	16,322,903
4,089,600	[1]	Citigroup, Inc.	18,076,032
641,400		Fifth Third Bancorp	8,902,632
377,350		Health Care REIT, Inc.	19,788,234
897,980		JPMorgan Chase & Co.	41,396,878
752,450		MetLife, Inc.	33,657,089
314,950		SunTrust Banks, Inc.	9,083,158
1,143,530		U.S. Bancorp	30,223,498
732,870		Wells Fargo & Co.	23,231,979
		TOTAL	215,107,177
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12

Shares			Value
		Health Care – 10.6%
524,300	[1]	CareFusion Corp.	14,785,260
366,450		Medtronic, Inc.	14,419,808
442,915		Merck & Co., Inc.	14,620,624
1,661,345		Pfizer, Inc.	33,741,917
555,200		UnitedHealth Group, Inc.	25,095,040
		TOTAL	102,662,649
		Industrials – 10.0%
407,300		Boeing Co.	30,111,689
682,800		General Electric Co.	13,690,140
339,450		Honeywell International, Inc.	20,268,559
254,455		Raytheon Co.	12,944,126
203,875		Union Pacific Corp.	20,047,029
		TOTAL	97,061,543
		Information Technology – 6.5%
508,455	[1]	EMC Corp.	13,499,480
400,900		Hewlett-Packard Co.	16,424,873
1,048,900	[1]	Marvell Technology Group Ltd.	16,310,395
680,050		Microsoft Corp.	17,246,068
		TOTAL	63,480,816
		Materials – 4.9%
613,750		Barrick Gold Corp.	31,859,762
286,775		Du Pont (E.I.) de Nemours & Co.	15,764,022
		TOTAL	47,623,784
		Telecommunication Services – 4.7%
1,103,205		AT&T, Inc.	33,758,073
307,221		Verizon Communications, Inc.	11,840,297
		TOTAL	45,598,370
		Utilities – 5.3%
722,550		CMS Energy Corp.	14,190,882
334,400		Energen Corp.	21,107,328
513,700		Wisconsin Energy Corp.	15,667,850
		TOTAL	50,966,060
		TOTAL COMMON STOCKS (IDENTIFIED COST $800,160,297)	962,072,668
Semi-Annual Shareholder Report
13

Shares			Value
		MUTUAL FUND – 1.2%
11,511,174	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	11,511,174
		TOTAL INVESTMENTS — 100.5% (IDENTIFIED COST $811,671,471) [4]	973,583,842
		OTHER ASSETS AND LIABILITIES - NET — (0.5)% [5]	(5,196,361)
		TOTAL NET ASSETS — 100%	$968,387,481
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

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14

Statement of Assets and Liabilities

March 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $11,511,174 of investments in an affiliated issuer (Note 6) (identified cost $811,671,471)		$973,583,842
Cash		468
Income receivable		984,808
Receivable for investments sold		13,349,069
Receivable for shares sold		692,361
TOTAL ASSETS		988,610,548
Liabilities:
Payable for investments purchased	$16,904,492
Payable for shares redeemed	2,580,543
Payable for distribution services fee (Note 6)	68,414
Payable for shareholder services fee (Note 6)	246,075
Accrued expenses	423,543
TOTAL LIABILITIES		20,223,067
Net assets for 63,248,302 shares outstanding		$968,387,481
Net Assets Consist of:
Paid-in capital		$1,299,732,606
Net unrealized appreciation of investments		161,912,371
Accumulated net realized loss on investments		(493,004,348)
Distributions in excess of net investment income		(253,148)
TOTAL NET ASSETS		$968,387,481
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($645,303,212 ÷ 42,144,273 shares outstanding), no par value, unlimited shares authorized	$15.31
Offering price per share (100/94.50 of $15.31)	$16.20
Redemption proceeds per share	$15.31
Class B Shares:
Net asset value per share ($58,254,956 ÷ 3,818,482 shares outstanding), no par value, unlimited shares authorized	$15.26
Offering price per share	$15.26
Redemption proceeds per share (94.50/100 of $15.26)	$14.42
Class C Shares:
Net asset value per share ($44,205,677 ÷ 2,893,255 shares outstanding), no par value, unlimited shares authorized	$15.28
Offering price per share	$15.28
Redemption proceeds per share (99.00/100 of $15.28)	$15.13
Class R Shares:
Net asset value per share ($18,161,470 ÷ 1,185,662 shares outstanding), no par value, unlimited shares authorized	$15.32
Offering price per share	$15.32
Redemption proceeds per share	$15.32
Institutional Shares:
Net asset value per share ($202,462,166 ÷ 13,206,630 shares outstanding), no par value, unlimited shares authorized	$15.33
Offering price per share	$15.33
Redemption proceeds per share	$15.33

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
16

Statement of Operations

Six Months Ended March 31, 2011 (unaudited)

Investment Income:
Dividends (including $28,170 received from an affiliated issuer (Note 6) and net of foreign taxes withheld of $11,048)		$9,171,109
Expenses:
Investment adviser fee (Note 6)	$3,433,623
Administrative fee (Note 6)	357,777
Custodian fees	18,011
Transfer and dividend disbursing agent fees and expenses — Class A Shares	692,515
Transfer and dividend disbursing agent fees and expenses — Class B Shares	102,921
Transfer and dividend disbursing agent fees and expenses — Class C Shares	54,786
Transfer and dividend disbursing agent fees and expenses — Class R Shares	32,010
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	134,787
Directors'/Trustees' fees	3,252
Auditing fees	13,238
Legal fees	2,741
Portfolio accounting fees	79,177
Distribution services fee — Class B Shares (Note 6)	218,723
Distribution services fee — Class C Shares (Note 6)	156,720
Distribution services fee — Class R Shares (Note 6)	41,325
Shareholder services fee — Class A Shares (Note 6)	770,067
Shareholder services fee — Class B Shares (Note 6)	72,907
Shareholder services fee — Class C Shares (Note 6)	51,941
Account administration fee — Class A Shares	1,292
Account administration fee — Class C Shares	299
Share registration costs	39,751
Printing and postage	85,565
Insurance premiums	2,774
Miscellaneous	3,294
TOTAL EXPENSES	6,369,496
Semi-Annual Shareholder Report
17

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 6)	$(424,846)
Waiver of administrative fee (Note 6)	(9,379)
Waiver of distribution services fee — Class R Shares (Note 6)	(14,362)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 6)	(205,221)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 6)	(62,699)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 6)	(26,026)
Fees paid indirectly from directed brokerage arrangements (Note 7)	(27,851)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(770,384)
Net expenses			$5,599,112
Net investment income			3,571,997
Realized and Unrealized Gain on Investments:
Net realized gain on investments			62,077,434
Net change in unrealized appreciation of investments			86,445,681
Net realized and unrealized gain on investments			148,523,115
Change in net assets resulting from operations			$152,095,112

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2011	Year Ended 9/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,571,997	$4,718,419
Net realized gain (loss) on investments	62,077,434	(46,400,966)
Net change in unrealized appreciation/depreciation of investments	86,445,681	70,041,336
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	152,095,112	28,358,789
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,683,887)	(983,451)
Class B Shares	(59,534)	(3,693,299)
Class C Shares	(43,737)	(17,614)
Class R Shares	(49,518)	(5,952)
Institutional Shares	(1,083,315)	(17,516)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,919,991)	(4,717,832)
Share Transactions:
Proceeds from sale of shares	63,554,390	255,144,806
Proceeds from shares issued in connection with the tax-free transfer of assets from The Growth Fund for Personal Trust Accounts of First Merchants Bank, N.A. (Note 2)	29,353,129	—
Net asset value of shares issued to shareholders in payment of distributions declared	3,289,688	4,237,783
Cost of shares redeemed	(106,205,728)	(302,975,211)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,008,521)	(43,592,622)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 11)	111,960	—
Change in net assets	138,278,560	(19,951,665)
Net Assets:
Beginning of period	830,108,921	850,060,586
End of period (including undistributed (distributions in excess of) net investment income of $(253,148) and $94,846, respectively)	$968,387,481	$830,108,921

See Notes which are an integral part of the Financial Statements

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19

Notes to Financial Statements

March 31, 2011 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek long-term capital appreciation.

Effective December 31, 2010, Class K Shares have been redesignated as Class R Shares.

2. reorganization

On November 19, 2010, the Fund acquired all of the net assets of The Growth Fund for Personal Trust Accounts of First Merchants Bank, N.A. (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on November 19, 2010. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on October 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended March 31, 2011, are as follows:

Net investment income*	$3,653,955
Net realized and unrealized gain on investments	$170,590,417
Net increase in net assets resulting from operations	$174,244,372
*	Net investment income includes $39,084 of pro forma additional expenses.

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20

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of November 19, 2010. For every one share exchanged, a shareholder of the Acquired Fund received 1.515 shares of Federated Clover Value Fund. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,134,773	$29,353,129	$21,027,559	$870,570,462	$899,923,591
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at Semi-Annual Shareholder Report

22

fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2011, tax years 2009 and 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2011, the Fund had no outstanding securities on loan.

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23

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

4. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,092,918	$29,945,338	6,582,264	$86,409,757
Shares issued to shareholders in payment of distributions declared	161,257	2,372,439	254,581	3,307,126
Shares redeemed	(4,397,967)	(62,991,780)	(18,640,211)	(241,209,936)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,143,792)	$(30,674,003)	(11,803,366)	$(151,493,053)
	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	330,639	$4,763,372	689,586	$9,058,000
Shares issued to shareholders in payment of distributions declared	3,842	55,090	1,283	16,924
Shares redeemed	(963,072)	(13,759,872)	(2,532,334)	(32,653,736)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(628,591)	$(8,941,410)	(1,841,465)	$(23,578,812)
	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	316,371	$4,554,329	925,628	$12,221,565
Shares issued to shareholders in payment of distributions declared	2,566	36,846	397	5,247
Shares redeemed	(408,322)	(5,855,610)	(1,037,233)	(13,476,171)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(89,385)	$(1,264,435)	(111,208)	$(1,249,359)
Semi-Annual Shareholder Report
24

	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	249,143	$3,594,772	511,901	$6,651,703
Shares issued to shareholders in payment of distributions declared	3,348	49,234	1,328	17,491
Shares redeemed	(199,447)	(2,872,872)	(368,180)	(4,791,096)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	53,044	$771,134	145,049	$1,878,098
	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Institutional Shares:	Shares	Amount		Shares
Shares sold	1,443,860	$20,696,579	10,819,322	$140,803,781
Proceeds from shares issued in connection with the tax-free transfer of assets from The Growth Fund for Personal Trust Accounts of First Merchants Bank, N.A.	2,134,773	29,353,129	—	—
Shares issued to shareholders in payment of distributions declared	52,542	776,079	68,883	890,995
Shares redeemed	(1,432,854)	(20,725,594)	(832,524)	(10,844,272)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,198,321	$30,100,193	10,055,681	$130,850,504
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(610,403)	$(10,008,521)	(3,555,309)	$(43,592,622)

5. FEDERAL TAX INFORMATION

At March 31, 2011, the cost of investments for federal tax purposes was $811,671,471. The net unrealized appreciation of investments for federal tax purposes was $161,912,371. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $165,866,088 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,953,717.

At September 30, 2010, the Fund had a capital loss carryforward of $511,037,861 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$342,110,357
2016	$125,794,854
2017	$30,314,241
2018	$12,818,409
Semi-Annual Shareholder Report
25

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2011, the Adviser voluntarily waived $409,988 of its fee. In addition, for the six months ended March 31, 2011, an affiliate of the Adviser reimbursed $293,946 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,379 of its fee.

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26

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2011, FSC voluntarily waived $14,362 of its fee. For the six months ended March 31, 2011, FSC retained $50,182 of fees paid by the Fund. For the six months ended March 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2011, FSC retained $28,198 in sales charges from the sale of Class A Shares. FSC also retained $223 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

Effective November 30, 2010, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.19%, 1.92%, 1.92%, 1.42% and 0.94% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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27

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2011, the Adviser reimbursed $14,858. Transactions involving the affiliated holding during the six months ended March 31, 2011, were as follows:

Affiliate	Balance of Shares Held 9/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	39,423,055	252,625,585	280,537,466	11,511,174	$11,511,174	$28,170

7. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended March 31, 2011, the Fund's expenses were reduced by $27,851 under these arrangements.

8. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2011, were as follows:

Purchases	$450,613,148
Sales	$461,469,292

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28

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2011, there were no outstanding loans. During the six months ended March 31, 2011, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2011, there were no outstanding loans. During the six months ended March 31, 2011, the program was not utilized.

11. REGULATORY SETTLEMENT PROCEEDS

During the six months ended March 31, 2011, the Fund received $111,960 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

Semi-Annual Shareholder Report
29

Evaluation and Approval of Advisory Contract – May 2010

Federated Clover Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

31

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

32

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

33

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
36

Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172255
Cusip 314172248
Cusip 314172230
Cusip 314172222
Cusip 314172214

40427 (5/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Prudent Bear Fund

(Successor to the Prudent Bear Fund Established 1995)

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2011

Class A Shares
Class C Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended September 30,
		2010	2009 [1]	2008	2007	2006
Net Asset Value, Beginning of Period	$5.09	$5.74	$6.82	$5.96	$5.84	$5.47
Income From Investment Operations:
Net investment income (loss)	(0.08)	(0.12) [2]	(0.15) [2]	0.05	0.19	0.15
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(0.59)	(0.53)	0.41	1.00	0.12	0.28
TOTAL FROM INVESTMENT OPERATIONS	(0.67)	(0.65)	0.26	1.05	0.31	0.43
Less Distributions:
Distributions from net investment income	—	—	—	(0.19)	(0.19)	(0.06)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	—	(1.33)	—	—	—
Return of capital [3]	—	—	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	—	—	(1.34)	(0.19)	(0.19)	(0.06)
Redemption Fees	—	—	—	0.00 [4]	0.00 [4]	0.00 [4]
Net Asset Value, End of Period	$4.42	$5.09	$5.74	$6.82	$5.96	$5.84
Total Return [5]	(13.16)%	(11.32)%	0.06%	17.98%	5.49%	7.92%
Ratios to Average Net Assets:
Net expenses	2.29% [6,7]	2.42% [7]	2.84% [7]	2.56% [7]	2.33% [7]	2.49%
Net expenses excluding dividends and other expenses related to short sales	1.76% [6,7]	1.72% [7]	1.73% [7]	1.72% [7]	1.76% [7]	1.77%
Net investment income (loss)	(2.13)% [6]	(2.31)%	(2.18)%	0.80%	3.31%	2.60%
Expense waiver/reimbursement [8]	0.02% [6]	0.01%	0.03%	0.04%	0.03%	—
Supplemental Data:
Net assets, end of period (000 omitted)	$732,782	$1,212,331	$1,079,143	$1,054,341	$747,610	$650,305
Portfolio turnover	215%	379%	392%	277%	119%	104%

Semi-Annual Shareholder Report

1	Prudent Bear Fund (the “Predecessor Fund”) was reorganized into Federated Prudent Bear Fund (the “Fund”) as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predeccesor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.28%, 2.42%, 2.82%, 2.52% and 2.30%, after taking into account these expense reductions for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended September 30,
		2010	2009 [1]	2008	2007	2006
Net Asset Value, Beginning of Period	$4.75	$5.40	$6.52	$5.72	$5.62	$5.29
Income From Investment Operations:
Net investment income (loss)	(0.07)	(0.15) [2]	(0.19) [2]	0.01	0.14	0.11
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(0.57)	(0.50)	0.41	0.96	0.11	0.26
TOTAL FROM INVESTMENT OPERATIONS	(0.64)	(0.65)	0.22	0.97	0.25	0.37
Less Distributions:
Distributions from net investment income	—	—	—	(0.17)	(0.15)	(0.04)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	—	(1.33)	—	—	—
Return of capital [3]	—	—	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	—	—	(1.34)	(0.17)	(0.15)	(0.04)
Redemption Fees	—	—	—	0.00 [4]	0.00 [4]	0.00 [4]
Net Asset Value, End of Period	$4.11	$4.75	$5.40	$6.52	$5.72	$5.62
Total Return [5]	(13.47)%	(12.04)%	(0.65)%	17.13%	4.61%	7.14%
Ratios to Average Net Assets:
Net expenses	3.04% [6,7]	3.17% [7]	3.61% [7]	3.31% [7]	3.08% [7]	3.24%
Net expenses excluding dividends and other expenses related to short sales	2.51% [6,7]	2.48% [7]	2.46% [7]	2.47% [7]	2.51% [7]	2.52%
Net investment income (loss)	(2.88)% [6]	(3.04)%	(3.03)%	0.09%	2.56%	1.85%
Expense waiver/reimbursement [8]	0.02% [6]	0.01%	0.03%	0.04%	0.03%	—
Supplemental Data:
Net assets, end of period (000 omitted)	$157,273	$197,495	$96,518	$65,831	$45,173	$31,283
Portfolio turnover	215%	379%	392%	277%	119%	104%

Semi-Annual Shareholder Report

1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predeccesor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.03%, 3.17%, 3.59%, 3.27% and 3.05%, after taking into account these expense reductions for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended 9/30/2010	Period Ended 9/30/2009 [1]
Net Asset Value, Beginning of Period	$5.11	$5.76	$6.91
Income From Investment Operations:
Net investment income (loss)	(0.04)	(0.11) [2]	(0.13) [2]
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(0.62)	(0.54)	(1.02)
TOTAL FROM INVESTMENT OPERATIONS	(0.66)	(0.65)	(1.15)
Net Asset Value, End of Period	$4.45	$5.11	$5.76
Total Return [3]	(12.92)%	(11.28)%	(16.64)%
Ratios to Average Net Assets:
Net expenses	2.05% [4,5]	2.14% [5]	2.73% [4,5]
Net expenses excluding dividends and other expenses related to short sales	1.51% [4,5]	1.49% [5]	1.50% [4,5]
Net investment income (loss)	(1.89)% [4]	(2.00)%	(2.59)% [4]
Expense waiver/reimbursement [6]	0.02% [4]	0.01%	0.02% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$434,326	$585,911	$98,732
Portfolio turnover	215%	379%	392% [7]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.04%, 2.14% and 2.72%, after taking into account these expense reductions for the six months ended March 31, 2011, the year ended September 30, 2010 and the period ended September 30, 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$868.40	$10.67
Class C Shares	$1,000	$865.30	$14.14
Institutional Shares	$1,000	$870.80	$9.56
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,013.51	$11.50
Class C Shares	$1,000	$1,009.77	$15.23
Institutional Shares	$1,000	$1,014.71	$10.30
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	2.29%
Class C Shares	3.04%
Institutional Shares	2.05%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At March 31, 2011, the Fund's portfolio composition was as follows:

Percentage of Total Net Assets
Securities Sold Short	(32.6)%
Derivative Contracts — Short (notional value) [1]	(51.7)%
U.S. Treasury Securities	72.2%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	15.1%
Common Stock	6.6%
Other Securities [2]	0.1%
Cash Equivalents [3]	5.9%
Adjustment for Derivative Contracts (notional value) [1]	50.9%
Collateral on Deposit for Securities Sold Short	35.8%
Other Assets and Liabilities — Net [4]	(2.3)%
TOTAL	100.0%

At March 31, 2011, the Fund's sector composition 5 for its short positions was as follows:

Sector Composition	Percentage of Total Securities Sold Short [6]
Broad Equity Index	61.3%
Consumer Discretionary	12.5%
Information Technology	9.6%
Consumer Staples	7.0%
Industrials	5.6%
Financials	1.1%
Telecommunication Services	0.6%
Materials	0.5%
Other [7]	1.8%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
2	Other Securities include warrants.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
6	Includes any short positions on futures contracts.
7	Other includes exchange-traded funds.
Semi-Annual Shareholder Report

Portfolio of Investments

March 31, 2011 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 6.6%
		Energy – 0.4%
300,000	[1]	Bankers Petroleum Ltd.	2,692,109
295,000	[1]	Coastal Energy Co.	1,947,396
		TOTAL	4,639,505
		Materials – 6.2%
3,500,000	[1]	Abacus Mining & Exploration Corp.	794,224
32,400		Agnico Eagle Mines Ltd.	2,149,740
850,000	[1]	Ampella Mining Ltd.	2,637,592
65,000		Barrick Gold Corp.	3,374,150
2,928,500	[1]	Benton Resources Corp.	3,232,073
724,800	[1]	Callinan Mines Ltd.	2,496,990
1,275,000	[1]	Centamin Egypt Ltd.	2,761,733
57,300		Cia de Minas Buenaventura SA, Class B, ADR	2,462,181
175,000	[1]	Corvus Gold, Inc.	137,184
419,396	[1]	Duluth Metals Ltd.	1,137,712
224,998	[1]	East Asia Minerals Corp.	1,359,967
150,000	[1,2,3]	East Asia Minerals Corp.	906,653
530,000	[1,2,3]	Fortuna Silver Mines, Inc.	2,897,370
67,100		Goldcorp, Inc., Class A	3,341,580
175,000	[1]	Golden Predator Corp.	166,065
107,225	[1]	Imperial Metals Corp.	2,455,281
350,000	[1]	International Tower Hill Mines Ltd.	3,512,635
143,000	[1]	Kirkland Lake Gold, Inc.	1,995,658
741,500	[1]	Lake Shore Gold Corp.	3,128,143
675,000	[1]	MacArthur Minerals Ltd.	2,116,555
75,000	[1]	Mag Silver Corp.	895,049
2,800,000	[1]	Magma Metals Ltd.	1,013,663
1,000,000	[1]	Mansfield Minerals, Inc.	2,681,795
270,000	[1]	Medusa Mining Ltd.	1,954,921
1,150,000	[1]	Minera Andes, Inc.	3,499,226
200,000	[1]	Mountain Province Diamonds, Inc.	1,227,437
52,600		Newmont Mining Corp.	2,870,908
230,000	[1]	Osisko Mining Corp.	3,311,810
589,814	[1]	Perseus Mining Ltd.	1,885,129
1,521,500	[1]	Radius Gold, Inc.	957,313
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
27,100		Randgold Resources Ltd., ADR	2,209,734
450,000	[1]	Richfield Ventures Corp.	3,481,176
850,000	[1]	Rockgate Capital Corp.	1,306,344
63,500		Royal Gold, Inc.	3,327,400
57,003	[1]	Silver Wheaton Corp.	2,476,491
250,000	[1]	Strategic Metals Ltd.	812,274
800,000	[1]	Trevali Resources Corp.	1,765,859
277,000		Yamana Gold, Inc.	3,409,870
		TOTAL	82,149,885
		TOTAL COMMON STOCKS (IDENTIFIED COST $56,553,900)	86,789,390
		WARRANTS – 0.1%
		Materials – 0.1%
43,500	[1]	Chesapeake Gold Corp., Warrants	209,770
1,050,000	[1]	EMC Metals Corp., Warrants	8,146
262,500	[1]	Golden Predator Corp., Warrants	0
412,500	[1]	Kootenay Gold, Inc., Warrants	111,959
250,000	[1]	Kootenay Gold, Inc., Warrants	56,627
15,625	[1]	Pan American Silver Corp., Warrants	207,878
56,472	[1]	Pan American Silver Corp., Warrants	768,317
		TOTAL WARRANTS (IDENTIFIED COST $584,764)	1,362,697
		U.S. Treasury – 87.3%
		U.S. Treasury Bills – 68.3%
$200,000,000	[4,5]	United States Treasury Bill, 0.045%, 4/28/2011	199,993,240
439,000,000	[4]	United States Treasury Bill, 0.050%, 5/5/2011	438,981,342
266,000,000	[4]	United States Treasury Bill, 0.095%, 6/23/2011	265,949,407
		TOTAL	904,923,989
		U.S. Treasury Note – 19.0%
250,000,000		United States Treasury Note, 4.875%, 5/31/2011	251,967,775
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,156,745,268)	1,156,891,764
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUTUAL FUND – 5.9%
78,626,033	[6,7]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	78,626,033
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $1,292,509,965) [8]	1,323,669,884
		OTHER ASSETS AND LIABILITIES - NET — 0.1% [9]	711,251
		TOTAL NET ASSETS — 100%	$1,324,381,135

SCHEDULE OF SECURITIES SOLD SHORT

Shares		Value
550,000	Advanced Micro Devices, Inc.	$4,730,000
65,000	Altera Corp.	2,861,300
60,000	American Tower Corp.	3,109,200
660,000	Amex Financial Select Standard & Poor Depository Receipt	10,830,600
110,000	Analog Devices, Inc.	4,331,800
25,000	Arrow Electronics, Inc.	1,047,000
45,000	ASML Holding N.V., ADR	2,002,500
170,000	Au Optronics Corp., ADR	1,492,600
127,000	Avnet, Inc.	4,329,430
500,000	Avon Products, Inc.	13,520,000
710,000	Bank of America Corp.	9,464,300
50,000	Broadcom Corp.	1,969,000
190,000	C.H. Robinson Worldwide, Inc.	14,084,700
160,000	CA, Inc.	3,868,800
360,000	Carnival Corp.	13,809,600
115,000	CIENA Corp.	2,985,400
100,000	Cisco Systems, Inc.	1,715,000
127,000	Coach, Inc.	6,609,080
175,000	Corning, Inc.	3,610,250
75,000	Crown Castle International Corp.	3,191,250
274,000	Darden Restaurants, Inc.	13,461,620
300,000	Dell, Inc.	4,353,000
60,000	Ecolab, Inc.	3,061,200
42,000	Energizer Holdings, Inc.	2,988,720
140,000	Expeditors International Washington, Inc.	7,019,600
30,000	FedEx Corp.	2,806,500
780,000	Flextronics International Ltd.	5,826,600
200,000	Ford Motor Co.	2,982,000
50,000	Genuine Parts Co.	2,682,000
Semi-Annual Shareholder Report

Shares		Value
60,000	Hasbro, Inc.	$2,810,400
115,000	Heartland Express, Inc.	2,019,400
50,000	HSBC Holdings PLC, ADR	2,590,000
45,000	Hunt (J.B.) Transportation Services, Inc.	2,043,900
201,000	Jabil Circuit, Inc.	4,106,430
175,000	JDS Uniphase Corp.	3,647,000
85,000	Juniper Networks, Inc.	3,576,800
40,000	KLA-Tencor Corp.	1,894,800
104,000	Knight Transportation, Inc.	2,002,000
485,000	Kraft Foods, Inc., Class A	15,209,600
35,000	Lam Research Corp.	1,983,100
45,000	LG Display Co. Ltd., ADR	707,850
107,000	Linear Technology Corp.	3,598,410
378,000	Marriott International, Inc., Class A	13,449,240
85,000	Marvell Technology Group Ltd.	1,321,750
115,000	Mattel, Inc.	2,866,950
143,000	Maxim Integrated Products, Inc.	3,660,800
95,000	Microsoft Corp.	2,409,200
155,000	National Semiconductor Corp.	2,222,700
94,000	NetApp, Inc.	4,528,920
138,000	Newell Rubbermaid, Inc.	2,639,940
52,000	Novellus Systems, Inc.	1,930,760
340,000	ON Semiconductor Corp.	3,355,800
110,000	PepsiCo, Inc.	7,085,100
613,000	PMC-Sierra, Inc.	4,597,500
114,000	Procter & Gamble Co.	7,022,400
460,000	Republic Services, Inc.	13,818,400
80,000	Research in Motion Ltd.	4,525,600
315,000	Royal Caribbean Cruises Ltd.	12,996,900
195,000	SPDR S&P Retail ETF	9,906,000
750,000	Staples, Inc.	14,565,000
237,000	Starwood Hotels & Resorts Worldwide, Inc.	13,774,440
136,000	Swift Transportation Co.	1,999,200
510,000	Sysco Corp.	14,127,000
160,000	Taiwan Semiconductor Manufacturing Co., ADR	1,948,800
350,000	Telefonaktiebolaget LM Ericsson, ADR	4,501,000
106,000	Teradyne, Inc.	1,887,860
224,000	Tiffany & Co.	13,762,560
460,000	Urban Outfitters, Inc.	13,721,800
63,000	Vulcan Materials Co.	2,872,800
291,000	Wal-Mart Stores, Inc.	15,146,550
Semi-Annual Shareholder Report

Shares		Value
70,000	Walgreen Co.	$2,809,800
385,000	Waste Management, Inc.	14,375,900
77,000	Werner Enterprises, Inc.	2,038,190
80,000	Western Digital Corp.	2,983,200
110,000	Whirlpool Corp.	9,389,600
95,000	Xilinx, Inc.	3,116,000
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $428,390,957)	$432,290,400

At March 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1] Russell 2000 Mini Index Short Futures	490	$41,243,300	June 2011	$(1,282,575)
[1] S&P 500 Index Short Futures	1,950	$643,987,500	June 2011	$(9,247,864)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(10,530,439)

At March 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
4/4/2011	195,771 Canadian Dollar	$201,431	$(498)
4/4/2011	222,900 Canadian Dollar	$229,345	$(568)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(1,066)

Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”

Semi-Annual Shareholder Report

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2011, these restricted securities amounted to $3,804,023, which represented 0.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2011, these liquid restricted securities amounted to $3,804,023, which represented 0.3% of total net assets.
4	Discount rate at time of purchase.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holding.
7	7-Day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$6,198,308	$ —	$ —	$6,198,308
International	80,591,082 [1]	—	—	80,591,082
Warrants	—	1,362,697	—	1,362,697
Debt Securities:
U.S. Treasury	—	1,156,891,764	—	1,156,891,764
Mutual Fund	78,626,033	—	—	78,626,033
TOTAL SECURITIES	$165,415,423	$1,158,254,461	$ —	$1,323,669,884
OTHER FINANCIAL INSTRUMENTS*	$(442,821,905)	$ —	$ —	(442,821,905)
1	Includes $16,256,648 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
*	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $78,626,033 of investments in an affiliated issuer (Note 5) (identified cost $1,292,509,965)		$1,323,669,884
Cash		1,454
Cash denominated in foreign currencies (identified cost $52,629)		52,585
Deposit at broker for short sales		474,566,574
Income receivable		4,098,869
Receivable for investments sold		11,170,712
Receivable for shares sold		7,761,319
Receivable for daily variation margin		1,252,240
TOTAL ASSETS		1,822,573,637
Liabilities:
Securities sold short, at value (proceeds $428,390,957)	$432,290,400
Dividends payable on short positions	913,727
Payable for investments purchased	50,492,473
Payable for shares redeemed	13,621,119
Unrealized depreciation on foreign exchange contracts	1,066
Payable for distribution services fee (Note 5)	102,108
Payable for shareholder services fee (Note 5)	325,712
Accrued expenses	445,897
TOTAL LIABILITIES		498,192,502
Net assets for 301,722,359 shares outstanding		$1,324,381,135
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Assets Consist of:
Paid-in capital	$1,919,873,385
Net unrealized appreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	16,734,805
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions	(587,668,102)
Distributions in excess of net investment income/Accumulated net investment income (loss)	(24,558,953)
TOTAL NET ASSETS	$1,324,381,135
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($732,781,728 ÷ 165,791,589 shares outstanding), no par value, unlimited shares authorized	$4.42
Offering price per share (100/94.50 of $4.42)	$4.68
Redemption proceeds per share	$4.42
Class C Shares:
Net asset value per share ($157,272,963 ÷ 38,248,102 shares outstanding), no par value, unlimited shares authorized	$4.11
Offering price per share	$4.11
Redemption proceeds per share (99.00/100 of $4.11)	$4.07
Institutional Shares:
Net asset value per share ($434,326,444 ÷ 97,682,668 shares outstanding), no par value, unlimited shares authorized	$4.45
Offering price per share	$4.45
Redemption proceeds per share	$4.45

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended March 31, 2011 (unaudited)

Investment Income:
Dividends (including $1,434 received from an affiliated issuer (Note 5))		$194,394
Interest		979,540
TOTAL INCOME		1,173,934
Expenses:
Investment adviser fee (Note 5)	$9,987,206
Administrative fee (Note 5)	624,455
Custodian fees	63,140
Transfer and dividend disbursing agent fees and expenses	1,145,405
Directors'/Trustees' fees	7,826
Auditing fees	15,233
Legal fees	3,263
Portfolio accounting fees	97,944
Distribution services fee — Class C Shares (Note 5)	663,320
Shareholder services fee — Class A Shares (Note 5)	1,178,847
Shareholder services fee — Class C Shares (Note 5)	210,710
Share registration costs	119,152
Printing and postage	99,091
Insurance premiums	3,900
Dividends and other expenses related to short sales	4,198,198
Miscellaneous	3,847
TOTAL EXPENSES	18,421,537
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(50,333)
Waiver of administrative fee (Note 5)	(16,434)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(59,538)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		$(126,305)
Net expenses			$18,295,232
Net investment income (loss)			(17,121,298)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (includes realized gain of $1,183,830 on sales of investments in affiliated issuers (Note 5))			41,229,747
Net realized loss on short sales			(99,276,251)
Net realized loss on futures contracts			(187,611,875)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(14,901,771)
Net change in unrealized depreciation of short sales			18,784,869
Net change in unrealized depreciation of futures contracts			26,341,653
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions			(215,433,628)
Change in net assets resulting from operations			$(232,554,926)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2011	Year Ended 9/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(17,121,298)	$(39,066,140)
Net realized loss on investments, short sales, futures contracts and foreign currency transactions	(245,658,379)	(252,231,800)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	30,224,751	60,455,712
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(232,554,926)	(230,842,228)
Share Transactions:
Proceeds from sale of shares	505,286,717	2,460,332,069
Cost of shares redeemed	(944,087,894)	(1,508,145,275)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(438,801,177)	952,186,794
Change in net assets	(671,356,103)	721,344,566
Net Assets:
Beginning of period	1,995,737,238	1,274,392,672
End of period (including distributions in excess of net investment income/accumulated net investment income (loss) of $(24,558,953) and $(7,437,655), respectively)	$1,324,381,135	$1,995,737,238

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

March 31, 2011 (unaudited)

1. organization

Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2011, the following tax years remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America (2007 through 2010), the state of Maryland (2007 and 2008) and the Commonwealth of Massachusetts (2009 and 2010).

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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The highest and lowest notional value of futures contracts outstanding at each month end during the six months ended March 31, 2011, was $1,059,562,625 and $685,230,800, respectively.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

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Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund buys or sells put and call options to maintain flexibility, produce income or hedge. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

The highest and lowest number of contracts outstanding at each month end during the six months ended March 31, 2011, was 63,000 and 0, respectively.

Short Sales

The Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which is made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Semi-Annual Shareholder Report

The Fund has an obligation to replace the borrowed security. While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	—	$ —	Unrealized depreciation on foreign exchange contracts	$1,066
Equity contracts	Receivable for daily variation margin	$(10,530,439)*	—	$ —
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(10,530,439)		$1,066

*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Foreign exchange contracts	$ —	$15,424	$ —	$15,424
Equity contracts	$(187,611,875)	$ —	$(12,497,740)	$(200,109,615)
TOTAL	$(187,611,875)	$15,424	$(12,497,740)	$(200,094,191)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Foreign exchange contracts	$ —	$2,625	$ —	$2,625
Equity contracts	$26,341,653	$ —	$1,318,800	$27,660,453
TOTAL	$26,341,653	$2,625	$1,318,800	$27,663,078

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	44,876,517	$212,275,412	285,968,180	$1,554,891,804
Shares redeemed	(117,218,764)	(554,315,105)	(235,697,656)	(1,245,584,477)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(72,342,247)	$(342,039,693)	50,270,524	$309,307,327
	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,170,679	$31,838,076	33,642,033	$170,008,422
Shares redeemed	(10,472,642)	(45,981,588)	(9,951,764)	(49,491,557)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,301,963)	$(14,143,512)	23,690,269	$120,516,865
Semi-Annual Shareholder Report

	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	55,422,714	$261,173,229	137,773,705	$735,431,843
Shares redeemed	(72,301,387)	(343,791,201)	(40,353,512)	(213,069,241)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(16,878,673)	$(82,617,972)	97,420,193	$522,362,602
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(92,522,883)	$(438,801,177)	171,380,986	$952,186,794

4. FEDERAL TAX INFORMATION

At March 31, 2011, the cost of investments for federal tax purposes was $1,292,509,965. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, short sales and futures contracts was $31,159,919. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,999,513 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,839,594.

At September 30, 2010, the Fund had a capital loss carryforward of $68,635,173 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2011, the Adviser voluntarily waived $9,724 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2011, FAS waived $16,434 of its fee. The net fee paid to FAS was 0.076% of average daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2011, FSC retained $377,438 of fees paid by the Fund. For the six months ended March 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2011, FSC retained $67,438 in sales charges from the sale of Class A Shares. FSC also retained $5,609 of CDSC relating to redemptions of Class A Shares and $51,070 relating to redemptions of Class C Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended March 31, 2011, FSSC received $67,546 of fees paid by the Fund.

Interfund Transactions

During the six months ended March 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $852,855, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with an affiliated company during the six months ended March 31, 2011, were as follows:

Affiliate	Balance of Shares Held 9/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2011	Value	Dividend Income
*MacArthur Minerals Ltd.	1,500,000	—	825,000	675,000	$2,116,555	$ —
*	At March 31, 2011 the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2011, the Adviser reimbursed $40,609. Transactions involving an affiliated holding during the six months ended March 31, 2011, were as follows:

Affiliate	Balance of Shares Held 9/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2011	Value	Dividend Income
Federated U.S. Treasury Cash Reserves, Institutional Shares	128,957,391	872,362,383	922,693,741	78,626,033	$78,626,033	$1,434
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6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended March 31, 2011, the Fund's expenses were reduced by $59,538 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended March 31, 2011, were as follows:

Purchases	$1,172,421,559
Sales	$1,158,253,398

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2011, there were no outstanding loans. During the six months ended March 31, 2011, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2011, there were no outstanding loans. During the six months ended March 31, 2011, the program was not utilized.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Prudent Bear Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172354
Cusip 314172347
Cusip 314172339

40432 (5/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

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Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	May 23, 2011

By	/S/Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	May 23, 2011